Balances and Transactions with Related Parties - Summary of Key Management Personnel (Detail) - Enel Chile Board [Member]	12 Months Ended
Dec. 31, 2017
Nicola Cotugno [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreigner
Name	Nicola Cotugno
Position	Chief Executive Officer
Raffaele Grandi [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	24.950.967-1
Name	Raffaele Grandi
Position	Administration, Finance and Control Officer
Jose Miranda Montecinos [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	15.307.846-7
Name	Jose Miranda Montecinos
Position	Communications Officer
Alain Rosolino [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	24.166.243-8
Name	Alain Rosolino
Position	Human Resources and Organization Officer
Domingo Valdes Prieto [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	6.973.465-0
Name	Domingo Valdés Prieto
Position	General Counsel and Secretary to the Board
Raffael Cutrignelli [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreigner
Name	Raffael Cutrignelli
Position	Internal Audit Officer
Pedro Urzua Frei [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	11.625.161-2
Name	Pedro Urzúa Frei
Position	Institutional Relations Officer
Bruno Stella [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreigner
Name	Bruno Stella
Position	Planning and control Officer
Francisco Silva Bafalluy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	7.006.337-9
Name	Francisco Silva Bafalluy
Position	Services Officer
Andres Pinto Bonta [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	13.686.119-0
Name	Andrés Pinto Bonta
Position	Security Officer
Antonella Pellegrini [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	23.819.804-6
Name	Antonella Pellegrini
Position	Sustainability and community relations Officer
Monica de Martino [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	25.629.782-5
Name	Monica de Martino
Position	Regulation Officer